United States
Securities And Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21836
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Giant 5 Funds
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

128 South Tejon, Suite 150
Colorado Springs, CO 80903
--------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Michael G. Willis
The Willis Group
128 South Tejon, Suite 150
Colorado Springs, CO 80903
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (719) 884-7500
-----------------------------

Date of fiscal year end:   March 31
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Date of reporting period: March 31, 2012
----------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Giant 5 Funds
Investor Shares

Annual Report
March 31, 2012

Giant 5 Total Investment System (FIVEX)
20+ Underlying Mutual Funds
Giant 5 Total Index System (INDEX)
20+ Underlying Index Funds and ETFs

Invest in the Essentials
Invest for Life™

Investors should carefully read and consider the Funds’ investment objectives, risks, charges and expenses before investing or sending money.  This and other important information is contained in the Prospectus, which can be obtained by calling 1-888-5Giant5 (1-888-544-2685) or downloaded on www.Giant5.com. Funds distributed by UMB Distribution Services, LLC.

Annual Report
Table of Contents	March 31, 2012

Letter to Shareholders	2
Growth of a $10,000 Investment	3

Giant 5 Total Investment System
Schedule of Portfolio Investments	4
Financial Statements	5
Financial Highlights	7

Giant 5 Total Index System
Schedule of Portfolio Investments	8
Financial Statements	9
Financial Highlights	11

Notes to the Financial Statements	12
Report of Independent Registered Public Accounting Firm	17
Supplemental Information	18
Trustees and Officers Information	20

Statement Regarding Availability of Quarterly Portfolio Schedule. (Unaudited)

The Giant 5 Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and the Funds make the information on Form N-Q available upon request without charge.

Statement Regarding Availability of Proxy Voting Policies and Procedures and Proxy Voting Record. (Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-800-788-5680 or on the Commission’s website at http://www.sec.gov. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is also available at the SEC’s website at http://www.sec.gov.

May 1, 2012

Dear Shareholders,

A new global era has arrived.  Wall Street is no longer the center of the financial universe, and the United States and Europe appear to be losing the political and economic dominance they have held over the rest of the world for the past 200 years.  We believe the “Rise of the Rest” (those living outside of the United States and Europe), combined with the one global language and economy of the Internet, will be the two most significant factors driving the financial course of the next decade.

This new global economy and the rapid advancements in technology are changing the fundamentals of investing.  There are roughly seven times as many people living outside of the United States and Europe as compared to those living within.  We believe that the growth and consumption behavior of this huge demographic will drive prices sharply higher during this decade, creating a new cycle of inflation and a period of time that will likely become known as the “Decade of Inflation”.

If this past decade is any indication, it seems apparent that governments in general cannot control their spending and debt.  Instead of being fiscally responsible by spending less than they take in, governments have used their ability to print money to make up the difference.  As a result, we believe this debt will ultimately lead to a devaluing of all currencies that are not backed by hard assets such as gold.  As these fiat currencies diminish in value, we believe that core commodities will increase in value and become a better global “currency”.

Not coincidentally, core commodities represent a large percentage of the average investor’s annual budget.  We believe that global consumption patterns, not the size and location of companies, now offer us the keys to unlocking the best asset allocation strategies for managing investment portfolios.  Therefore, with the intention of offering a comprehensive investment process for investors who desire to focus on consumption, our portfolios focus on the 5 core themes of Energy, Raw Materials, Capital Markets, Bonds, and Real Estate.  We do this by using an independent Fund of Funds structure and utilizing a “best of” approach for both indexes (INDEX) and managers (FIVEX) within these 5 asset classes.

Our investment process, Consumption-Based Fundamental Asset Allocation (CFAA), introduces a new generation of asset management methodologies which use fundamental attributes of the Investor, not the investment, as the primary determinant for all asset allocation decisions.  Our “Invest Where You Spend” strategy is designed to invest in the areas our Investors spend the majority of their money.  By designing the portfolio around consumption and global spending patterns, our goal is to give Investors the capability to meet their future spending needs on the budget items they spend most of their money.  This, we believe, is the primary purpose of investing.

Since our inception 6 years ago, both of our Funds have underperformed their benchmark, the S&P 500® Index (see performance chart below).  The primary reason that our funds underperformed our benchmark was due to a large divergence in performance between the US markets and the International markets, specifically during the past 18-months.  Our funds are both global funds whereas the S&P 500 Index is domestic only.  To illustrate, the Dow Jones Industrial Average was up +10.18% during the past 12-months ending 3/31/12.  Whereas, the Dow Jones Global ex-US Index was down -7.17%, underperforming the Dow Jones Industrial Average by a huge margin (-17.35%).  In addition, some of our underperformance has been due to a decrease in some of the core commodities that we overweight compared to the S&P 500® Index.  We overweight these sectors compared to our benchmark because they represent a large portion of Investors’ spending.  As a result of over-weighting core commodities when compared to the S&P500 Index, our portfolios usually will underperform during periods where core commodity prices fall over time.  Looking forward, we believe the prices of land, oil, metals, food and other raw materials will move higher as consumption increases due to a more efficient global economy and The Rise of the Rest.

Thank you for your continued trust as shareholders of Giant 5 Funds.  We appreciate our Investors and will continue to strive to place you first in all that we do.

Invest in the Essentials.  Invest for Life.

Michael G. Willis
President

(Performance as of March 31, 2012)		3-Year	5-Year	Average Annual Since
	1-Year	Average	Average	Inception 5/1/06
Total Investment System (FIVEX)	-6.84%	+19.45%	+0.96%	+2.64%
Total Index System (INDEX)	-5.16%	+20.03%	+0.33%	+1.81%
S&P 500 Index	+8.54%	+23.42%	+2.01%	+3.40%

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  To obtain performance information current to the most recent month-end, please call 1-888-5GIANT5.  Total Annual Fund Operating Expenses of the Total Investment System and Total Index System were 2.72% and 2.35%, respectively.

The S&P Index is an unmanaged index of stocks, bonds or mutual funds.  It is not possible to invest directly in an index.

Equity securities are more volatile and carry more risk than other forms of investing, including investment in high grade fixed income securities.  Fixed income securities are subject to interest rate risk.  Investments concentrated in one economic sector, such as, Energy, Raw materials and Real Estate, experience greater volatility than more broadly based investments.  International investing is subject to greater volatility due to such factors as change in currency rates, foreign taxation, differences in auditing and other financial standards, and political and environmental instability.

Giant 5 Funds
Growth of a $10,000 Investment	March 31, 2012 (Unaudited)

Past performance is not predictive of future results. The investment return and net asset value per share will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

Giant 5 Total Investment System (FIVEX)

Giant 5 Total Index System (INDEX)

Past performance does not guarantee future results.

The Funds’ performance is compared to the S&P 500® Index which measures the performance of 500 widely held common stocks. The Index is unmanaged and does not reflect the fees and expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

The above chart assumes a hypothetical initial investment of $10,000 made on May 1, 2006. Total return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Giant 5 Total Investment System
Schedule of Portfolio Investments	March 31, 2012

		Fair
Security Description	Shares	Value

INVESTMENT COMPANIES - 99.4%
E.I.I. International Property Fund, Class I	90,499	$1,461,555
Fidelity Select Materials Portfolio	30,965	2,143,402
First Eagle Global Fund, Class I	15,980	786,228
First Eagle Overseas Fund, Class I	37,412	840,270
Franklin Mutual European Fund, Class Z	8,464	173,506
ICON Energy Fund, Class S	68,027	1,292,517
ICON Materials Fund	17,093	195,885
Ivy Global Natural Resources
Fund, Class I*	1,597	29,042
JPMorgan Small Cap Equity Fund, Class S	1,000	40,560
Morgan Stanley Institutional
Fund, Inc., International Real Estate
Portfolio, Class I	17,256	294,739
Morgan Stanley Institutional Fund, Inc.,
U.S. Real Estate Portfolio, Class I	7,474	124,148
Natixis Loomis Sayles Global Equity
and Income Fund, Class Y	82,487	1,390,736
Nuveen Real Estate
Securities Fund, Class Y	72,185	1,505,781
Oppenheimer International
Bond Fund, Class Y	80,031	506,594
T. Rowe Price Latin America Fund	3,272	143,385
Van Eck International Investors
Gold Fund, Class I	44,674	1,012,302
Vanguard Energy Fund, Admiral Shares	17,288	1,998,109
Vanguard Inflation-Protected Securities
Fund, Admiral Shares	84,463	2,351,441
Total Investment Companies
(Cost $13,015,238)		16,290,200

SHORT-TERM INVESTMENTS - 0.7%
Fidelity Institutional Treasury Portfolio,
Class I, 0.010%(a)	114,572	114,572
Total Short-Term Investments
(Cost $114,572)		114,572
Total Investments - 100.1%
(Cost $13,129,810)		16,404,772
Liabilities in Excess of
Other Assets - (0.1)%		(20,860)
NET ASSETS -100.0%		$16,383,912

Giant 5 Total Investment System
Sector Breakdown
(Based on Total Investments) (Unaudited)

*	Non-income producing.
(a)	Variable rate security; the rate shown represents the rate at March 31, 2012.

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Investment System

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2012

Assets:
Investment securities at fair value
(cost $13,129,810)	$16,404,772
Dividends receivable	12,728
Prepaid expenses	15,814
Total Assets	16,433,314

Liabilities:
Payable to Adviser	9,371
Payable for 12b-1 fees	2,378
Other payables	37,653
Total Liabilities	49,402

Net Assets	$16,383,912

Net assets consist of:
Paid-in-capital	$19,363,868
Undistributed net investment income	49,936
Accumulated undistributed net realized losses	(6,304,854)
Net unrealized appreciation on investments	3,274,962

Net Assets	$16,383,912

Capital Shares:
Investor Shares Outstanding (no par value,
unlimited number of shares authorized)	1,111,086

Net Asset Value, Offering Price
and Redemption Price Per Share	$14.75

STATEMENT OF OPERATIONS
For the year ended March 31, 2012

Investment Income:
Dividends	$397,720
Total Investment Income	397,720

Expenses:
Investment advisory fees	117,687
Fund accounting and administration fees	70,343
Transfer Agency fees	56,130
12b-1 fees	29,861
Blue Sky fees	19,143
Audit fees	13,565
Custody fees	12,385
Insurance	9,319
Legal fees	6,484
CCO fees	5,390
Printing fees	3,249
Pricing fees	2,410
Directors fees	610
Miscellaneous fees	1,156
Total Expenses	347,732

Net Investment Income	49,988

Net Realized and Unrealized
Gains/(Losses) on Investments:
Net realized losses from investment transactions	(507,859)
Long term realized gain distributions
from underlying funds	205,786
Change in unrealized appreciation
on investments	(1,085,544)
Net realized and unrealized losses on investments	(1,387,617)

Change in net assets resulting from operations	$(1,337,629)

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Investment System

	Year Ended	Year Ended
	March 31, 2012	March 31, 2011

STATEMENTS OF CHANGES IN NET ASSETS
Increase/(Decrease) in Net Assets from Operations
Net investment income	$49,988	$905
Net realized gains (losses) from investment transactions	(507,859)	321,086
Long term realized gain distributions from underlying funds	205,786	114,267
Change in unrealized appreciation on investments	(1,085,544)	2,858,616
Change in net assets resulting from operations	(1,337,629)	3,294,874

Distributions to Shareholders
Net investment income	(18,306)	(50,708)
Change in net assets resulting from distributions to shareholders	(18,306)	(50,708)

Capital Share Transactions
Proceeds from sale of shares	232,365	997,440
Distributions reinvested	18,113	50,130
Cost of shares redeemed	(2,426,472)	(3,191,931)
Change in net assets resulting from capital share transactions	(2,175,994)	(2,144,361)
Net increase/(decrease) in net assets	(3,531,929)	1,099,805

Net Assets
Beginning of year	19,915,841	18,816,036
End of year	$16,383,912	$19,915,841
Accumulated undistributed net investment income at end of year	49,936	18,254

Share Information
Shares sold	15,760	73,079
Distributions reinvested	1,315	3,319
Shares redeemed	(163,316)	(235,907)
Net change resulting from share transactions	(146,241)	(159,509)

See Notes to the Financial Statements.

Financial Highlights	Giant 5 Total Investment System

The table below sets forth financial
data for a share outstanding in the Fund	Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
throughout each period presented:	March 31, 2012	March 31, 2011		March 31, 2010	March 31, 2009	March 31, 2008

Per share data:
Net Asset Value - Beginning of Period	$15.84	$13.28		$8.68	$15.64	$16.27

Income/(loss) from
Investment Operations:
Net investment income/(loss)	0.05	—	(a)	0.03	(0.03)	0.65
Net realized and unrealized
gains/(losses) on investments	(1.12)	2.60		4.57 (b)	(6.35)	0.13	(b)
Total from investment operations	(1.07)	2.60		4.60	(6.38)	0.78

Less Distributions
Declared to Shareholders:
Net investment income	(0.02)	(0.04)		—	—	(0.65)
Net realized gains	—	—		—	(0.58)	(0.76)
Total distributions	(0.02)	(0.04)		—	(0.58)	(1.41)
Paid-in capital from redemption fees	— (c)	—	(c)	— (c)	— (c)	—	(a)(c)

Net Asset Value - End of Period	$14.75	$15.84		$13.28	$8.68	$15.64

Total Return(d)	(6.84)%	19.59%		53.00%	(41.06)%	4.39%

Ratios (to average net assets)
Supplemental Data:
Net assets at end of period (000s)	$16,384	$19,916		$18,816	$13,197	$30,374
Ratio of expenses to average net assets(e)	1.98%	1.91%		1.89%	1.64%	1.37	%(f)
Net investment income/(loss)
to average net assets(g)	0.28%	—	%(h)	0.24%	(0.18)%	3.94%
Portfolio turnover	15.21%	7.23%		8.84%	58.81%	51.90%

(a)	Less than $0.005.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period.  It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions for the period.

(c)	Effective September 14, 2007, the Fund no longer imposed a redemption fee for sales of shares done within 180 days of purchase.
(d)	Total return in the above table represents the rate of return that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.
(e)	This ratio excludes the impact of expenses of the registered investment companies and exchange-traded funds in which the Fund invests.
(f)	For the period July 1, 2007 through March 31, 2008, the expense ratio of the Fund was capped at 1.35%. There were no reimbursements required to be made by the Adviser for that period.
(g)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

(h)	Less than 0.005%.

See Notes to the Financial Statements.

Giant 5 Total Index System
Schedule of Portfolio Investments	March 31, 2012

		Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 82.5%
Energy Select Sector SPDR Fund	11,633	$834,435
First Trust NASDAQ-100
Equal Weighted Index Fund	13,000	349,960
Guggenheim S&P 500 Equal Weight ETF	16,000	829,920
iShares Barclays 1-3 Year
Treasury Bond Fund	100	8,432
iShares Barclays TIPS Bond Fund	300	35,295
iShares S&P Global Energy
Sector Index Fund	4,185	166,437
Market Vectors Agribusiness ETF	16,000	845,280
PowerShares FTSE RAFI U.S. 1000
Portfolio	8,655	523,628
PowerShares FTSE RAFI U.S. 1500
Small-Mid Portfolio	7,370	501,676
PowerShares WilderHill Clean
Energy Portfolio	4,000	22,280
SPDR Barclays Capital International
Treasury Bond ETF	434	26,018
SPDR Barclays Capital TIPS ETF	500	29,175
SPDR Dow Jones REIT ETF	983	69,626
SPDR S&P Oil & Gas
Equipment & Services ETF	6,000	218,460
SPDR S&P Oil & Gas
Exploration & Production ETF	4,000	227,640
Vanguard Energy ETF	12,200	1,283,196
Vanguard Global ex-U.S.
Real Estate ETF	30,000	1,410,300
Vanguard Information Technology ETF	5,000	370,900
Vanguard Materials ETF	20,000	1,644,200
Vanguard REIT ETF	24,800	1,577,528
WisdomTree Commodity
Country Equity Fund	20,000	628,560
WisdomTree Global Natural
Resources Fund	7,993	201,408
WisdomTree International MidCap
Dividend Fund	4,000	192,440
WisdomTree International SmallCap
Dividend Fund	3,500	173,425
Total Exchange Traded Funds
(Cost $10,036,673)		12,170,219

EXCHANGE TRADED NOTES - 17.4%
ETRACS UBS Bloomberg
CMCI Gold ETN*	26,976	$1,198,544
ETRACS UBS Bloomberg
CMCI Silver ETN*	10,000	453,520
iPath Dow Jones-UBS Precious Metals
Subindex Total Return ETN*	10,000	914,400
Total Exchange Traded Notes
(Cost $2,321,795)		2,566,464

SHORT-TERM INVESTMENTS - 0.3%
Fidelity Institutional Treasury Portfolio,
Class I, 0.010%(a)	37,708	37,708
Total Short-Term Investments
(Cost $37,708)		37,708
Total Investments - 100.2%
(Cost $12,396,176)		14,774,391
Liabilities in Excess of Other Assets - (0.2)%		(29,277)
NET ASSETS -100.0%		$14,745,114

Giant 5 Total Index System
Sector Breakdown
(Based on Total Investments) (Unaudited)

*	Non-income producing.
(a)	Variable rate security; the rate shown represents the rate at March 31, 2012.

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Index System

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2012

Assets:
Investment securities at fair value
(cost $12,396,176)	$14,774,391
Prepaid expenses	15,460
Total Assets	14,789,851

Liabilities:
Payable to Adviser	8,418
Payable for 12b-1 fees	2,136
Other payables	34,183
Total Liabilities	44,737

Net Assets	$14,745,114

Net assets consist of:
Paid-in-capital	$17,056,121
Undistributed net investment income	—
Accumulated undistributed net realized losses	(4,689,222)
Net unrealized appreciation on investments	2,378,215

Net Assets	$14,745,114

Capital Shares:
Investor Shares Outstanding (no par value,
unlimited number of shares authorized)	1,008,037

Net Asset Value, Offering Price
and Redemption Price Per Share	$14.63

STATEMENT OF OPERATIONS
For the year ended March 31, 2012

Investment Income:
Dividends	$332,453
Total Investment Income	332,453

Expenses:
Investment advisory fees	100,649
Fund accounting and administration fees	60,160
Transfer Agency fees	48,298
12b-1 fees	25,538
Blue Sky fees	19,146
Audit fees	13,565
Custody fees	11,663
Insurance	7,927
Legal fees	5,241
CCO fees	4,610
Pricing fees	3,057
Printing fees	2,861
Directors fees	528
Miscellaneous fees	1,763
Total Expenses	305,006

Net Investment Income	27,447

Net Realized and Unrealized
Gains/(Losses) on Investments:
Net realized losses from investment transactions	(2,257,098)
Change in unrealized appreciation
on investments	1,366,891
Net realized and unrealized losses on investments	(890,207)

Change in net assets resulting from operations	$(862,760)

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Index System

	Year Ended	Year Ended
	March 31, 2012	March 31, 2011

STATEMENTS OF CHANGES IN NET ASSETS
Increase/(Decrease) in Net Assets from Operations
Net investment income	$27,447	$118,416
Net realized gains (losses) from investment transactions	(2,257,098)	241,237
Change in unrealized appreciation on investments	1,366,891	2,441,287
Change in net assets resulting from operations	(862,760)	2,800,940

Distributions to Shareholders
Net investment income	(73,309)	(116,130)
Change in net assets resulting from distributions to shareholders	(73,309)	(116,130)

Capital Share Transactions
Proceeds from sale of shares	257,940	813,721
Distributions reinvested	72,418	114,706
Cost of shares redeemed	(1,416,254)	(2,367,611)
Change in net assets resulting from capital share transactions	(1,085,896)	(1,439,184)
Net increase/(decrease) in net assets	(2,021,965)	1,245,626

Net Assets
Beginning of year	16,767,079	15,521,453
End of year	$14,745,114	$16,767,079
Accumulated undistributed net investment loss at end of year	—	6,828

Share Information
Shares sold	17,750	59,971
Distributions reinvested	5,437	7,851
Shares redeemed	(96,450)	(173,221)
Net change resulting from share transactions	(73,263)	(105,399)

See Notes to the Financial Statements.

Financial Highlights	Giant 5 Total Index System

The table below sets forth financial
data for a share outstanding in the Fund	Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
throughout each period presented:	March 31, 2012	March 31, 2011	March 31, 2010	March 31, 2009		March 31, 2008

Per share data:
Net Asset Value - Beginning of Period	$15.51	$13.08	$8.62	$15.36		$16.24

Income/(loss) from
Investment Operations:
Net investment income	0.02	0.11	0.07	0.20		0.18
Net realized and unrealized
gains/(losses) on investments	(0.83)	2.43	4.47	(6.57	)(a)	0.01	(a)
Total from investment operations	(0.81)	2.54	4.54	(6.37)		0.19

Less Distributions
Declared to Shareholders:
Net investment income	(0.07)	(0.11)	(0.08)	(0.18)		(0.18)
Net realized gains	—	—	—	(0.19)		(0.89)
Total distributions	(0.07)	(0.11)	(0.08)	(0.37)		(1.07)
Paid-in capital from redemption fees	— (b)	— (b)	— (b)	—	(b)	—	(b)(c)

Net Asset Value - End of Period	$14.63	$15.51	$13.08	$8.62		$15.36

Total Return(d)	(5.16)%	19.43%	52.70%	(41.75)%		0.91%

Ratios (to average net assets)
Supplemental Data:
Net assets at end of period ( 000s)	$14,745	$16,767	$15,521	$10,957		$20,395
Ratio of expenses to average net assets(e)	2.03%	1.97%	1.94%	1.74%		1.42	%(f)
Net investment income
to average net assets(g)	0.18%	0.76%	0.57%	1.44%		1.20%
Portfolio turnover	45.32%	29.07%	11.14%	66.67%		110.31%

(a)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period.  It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions for the period.

(b)	Effective September 14, 2007, the Fund no longer imposed a redemption fee for sales of shares done within 180 days of purchase.
(c)	Less than $0.005.
(d)	Total return in the above table represents the rate of return that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.
(e)	This ratio excludes the impact of expenses of the registered investment companies and exchange-traded funds in which the Fund invests.
(f)	For the period July 1, 2007 through March 31, 2008, the expense ratio of the Fund was capped at 1.35%. There were no reimbursements required to be made by the Adviser for that period.
(g)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See Notes to the Financial Statements.

Giant 5 Funds
Notes to the Financial Statements	March 31, 2012

1.	Organization

Giant 5 Funds (the “Trust”) was organized as a trust under the laws of the State of Delaware on November 9, 2005.  The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.  The Trust currently offers shares of two series, each of which has different and distinct strategies and policies:  the Giant 5 Total Investment System and the Giant 5 Total Index System (individually a “Fund,” collectively the “Funds”).  Each of the Funds commenced operations on May 1, 2006.

The investment objective for each Fund is to seek total return.  To pursue its investment objective, the Giant 5 Total Investment System will make investments primarily in other mutual funds that are not affiliated with the Fund.  To pursue its investment objective, the Giant 5 Total Index System will primarily invest in unaffiliated index funds and exchange traded funds.

Each Fund is non-diversified, as that term is defined in the 1940 Act, and each Fund is a “fund of funds,” which means that generally each Fund invests in other mutual funds and exchange traded funds.  The Trust has established two classes of shares: Investor Shares and Institutional Shares.  While the Institutional Shares became effective during the year ended March 31, 2009, only Investor Shares have been offered and issued to date.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation:
The value of assets in a Fund’s portfolio is determined on the basis of their fair value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds’ Board of Trustees (the “Board”).  The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares.  The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

Generally, each of the mutual funds will be registered investment companies, therefore their net asset value per share (“NAV”) will be calculated as set forth in their prospectuses.  As noted above, each Fund is a fund of funds, primarily invested in mutual funds and exchange traded funds that have their own internal fair pricing and valuation procedures.  Due to this structure, the mutual funds’ policies will be used in the daily calculation of their NAV, which will, in turn, be used in calculating the Funds’ NAV.  If for any reason, a mutual fund held by the Funds’ does not provide its NAV to the Fund in a timely fashion for the Funds’ NAV calculation, for valuation purposes, the last available NAV for the mutual fund will be adjusted by the percentage a predetermined benchmark rose or declined on that particular trading day.  Investments in securities traded on a national securities exchange, including exchange traded funds and exchange traded notes, are valued at the last reported sale price on the exchange on which they are primarily traded.  Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are generally valued at the last quoted bid price.  Money market instruments and other debt securities with remaining maturity of less than 60 days are valued at amortized cost, which approximates fair value.

A Fund will fair value price its securities when market quotations are not readily available.  Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker.  In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the fair value

Continued

Giant 5 Funds
Notes to the Financial Statements	March 31, 2012

is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis.  In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities.  Fair valuations will be reviewed by the Board of Trustees on a quarterly basis.  Fair value pricing should result in a more accurate determination of a Fund’s net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund.  However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security.  Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets.  The Funds’ accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

U.S. GAAP establishes a hierarchy that prioritizes the various inputs used in determining the value of a Fund’s investments.  The three broad levels of the hierarchy are described below:

•	Level 1 – quoted prices for active markets for identical securities.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2012.

Giant 5 Total Investment System

		Level 2 –	Level 3 –
	Level 1 –	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment Companies	$16,290,200	$—	$—	$16,290,200
Short-Term Investments	114,572	—	—	114,572
Total	$16,404,772	$—	$—	$16,404,772

Giant 5 Total Index System

		Level 2 –	Level 3 –
	Level 1 –	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Exchange Traded Funds	$12,170,219	$—	$—	$12,170,219
Exchange Traded Notes	2,566,464	—	—	2,566,464
Short-Term Investments	37,708	—	—	37,708
Total	$14,774,391	$—	$—	$14,774,391

Transfers into Level 1	$1,198,544	Transfers into Level 2	$—
Transfers out of Level 1	—	Transfers out of Level 2	(1,198,544)
Net Transfers into Level 1	$1,198,544	Net Transfers out of Level 2	$(1,198,544)

Continued

Giant 5 Funds
Notes to the Financial Statements	March 31, 2012

The securities transferred from Level 2 to Level 1 are due to an increase of observable market data from an increase in market activity.  Transfers between levels are recognized at the end of the reporting period.

The Funds did not hold any Level 3 securities during the year ended March 31, 2012.

Investment Transactions and Related Income:
Investment transactions are recorded on a trade date for financial reporting purposes.  Dividend income is recorded on the ex-dividend date.  Securities gains and losses are calculated based on highest cost, long-term holdings, and where not applicable, the first-in, first-out method.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

Expenses:
Expenses directly attributable to a Fund are charged directly to the Fund.  Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Distributions to Shareholders:
Dividends from net investment income, if any, are declared and distributed semi-annually for each Fund.  Dividends from net realized gains, if any, are declared and distributed annually for each Fund.

The amounts of dividends from net investment income and of distributions from net realized gains, if any, are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date.  They may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes:
Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code (the “Code”), and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes.  Therefore, no federal or excise tax provision is recorded.

As of and during the year ended March 31, 2012, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Funds did not incur any interest or penalties.  The Funds are subject to examination by U.S. federal tax authorities for all open tax years (2008-2011).

Use of Estimates:
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Continued

Giant 5 Funds
Notes to the Financial Statements	March 31, 2012

3.	Related Party Transactions:

Investment Adviser:
The Willis Group, Inc. (the “Adviser”) serves as the investment adviser to each Fund.  Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees computed daily and paid monthly at an annual rate of 0.67% of average net assets of each Fund.  The Adviser makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by the Board.  The amounts charged to the Funds for investment advisory services are reported within the Statement of Operations.

Certain trustees and officers of the Trust are also officers of the Adviser.

Distribution Plan:
Each Fund has adopted a Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) with respect to its Investor Shares.  Pursuant to the Distribution Plan, the Giant 5 Total Investment System and the Giant 5 Total Index System each will pay 0.17% of its average daily net assets attributable to its Investor Shares.  The Distribution Plan provides that the Funds pay the Distributor and other organizations for distributing shares, advertising and marketing and for providing certain services to shareholders of the Investor Shares.  The 12b-1 expenses incurred by the Funds are reported within the Statement of Operations.

4.	Purchases and Sales of Securities:

Purchases and sales of investment securities, excluding short-term securities for the year ended March 31, 2012, totaled:

	Giant 5 Total	Giant 5 Total
	Investment System	Index System
Purchases	$2,600,000	$6,584,000
Sales	3,284,257	6,918,506

There were no purchases or sales of U.S. government securities for the period.

5.	Federal Tax Information:

At March 31, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Giant 5 Total	Giant 5 Total
	Investment System	Index System
Tax Cost	$13,142,963	$12,396,176
Tax Unrealized Appreciation	3,654,134	2,739,848
Tax Unrealized (Depreciation)	(392,325)	(361,633)
Net Unrealized Appreciation/(Depreciation)	3,261,809	2,378,215

Continued

Giant 5 Funds
Notes to the Financial Statements	March 31, 2012

The tax character of distributions paid during the fiscal years ended March 31, 2012 and March 31, 2011 were as follows:

	Giant 5 Total		Giant 5 Total
	Investment System		Index System
	2012	2011	2012	2011
Distributions Paid from Ordinary Income	$18,306	$50,708	$73,309	$116,130
Distributions Paid from Net Long Term Capital Gains	—	—	—	—
Total Taxable Distributions	18,306	50,708	73,309	116,130
Return of Capital Distributions	—	—	—	—
Total Distributions Paid	18,306	50,708	73,309	116,130

As of March 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Giant 5 Total	Giant 5 Total
	Investment System	Index System
Undistributed ordinary income	$49,936	$—
Undistributed long-term capital gains	—	—
Accumulated earnings	49,936	—
Distributions Payable
Accumulated Capital and Other Losses	(6,291,701)	(4,689,222)
Unrealized Appreciation/(Depreciation)	3,261,809	2,378,215
Total Accumulated Earnings/(Deficit)	(2,979,956)	(2,311,007)

The difference between book basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and other temporary differences.

At March 31, 2012, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.  Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Giant 5 Total		Giant 5 Total
	Investment System		Index System
	Short-Term	Long-Term	Short-Term	Long-Term
Losses Expiring:
2017	$552,275	$—	$—	$—
2018	5,437,353	—	2,417,963	—
Losses Not Subject to Expiration	—	302,073	787,547	1,483,712
	$5,989,628	$302,073	$3,205,510	$1,483,712

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, the date of enactment of the Act, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Additionally, post-enactment capital loss that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

6.	Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act.  As of March 31, 2012, TD Ameritrade Clearing, Inc., for the benefit of its customers, had ownership in the Giant 5 Total Investment System and the Giant 5 Total Index System in the amounts of 68.7% and 62.6%, respectively.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Giant 5 Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Giant 5 Funds, comprising Giant 5 Total Investment System and Giant 5 Total Index System (the “Funds”) as of March 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2012 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Giant 5 Funds as of March 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio
May 24, 2012

Giant 5 Funds
Supplemental Information	March 31, 2012 (Unaudited)

Expense Example

As a shareholder of the Giant 5 Funds, you incur two types of costs:  (1) transaction costs, including exchange fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses.  The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 through March 31, 2012.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

			Expenses paid	Expense Ratio
	Beginning account	Ending account	during period	during period
	value 10/1/11	value 3/31/12	10/1/11- 3/31/12(1)	10/1/11- 3/31/12(1)
Giant 5 Total Investment System	$1,000.00	$1,136.00	$10.85	2.03%
Giant 5 Total Index System	$1,000.00	$1,172.00	$11.28	2.08%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Giant 5 Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees, if applicable.  Therefore, the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Expenses paid	Expense Ratio
	Beginning account	Ending account	during period	during period
	value 10/1/11	value 3/31/12	10/1/11- 3/31/12(1)	10/1/11- 3/31/12(1)
Giant 5 Total Investment System	$1,000.00	$1,014.84	$10.23	2.03%
Giant 5 Total Index System	$1,000.00	$1,014.61	$10.46	2.08%

(1)
Expenses are equal to the average account value times the annualized expense ratio of the Giant 5 Total Investment System and the Giant 5 Total Index System of 2.03% and 2.08%, respectively, multiplied by the number of days in the period (183), divided by the number of days in the fiscal year (366).

Giant 5 Funds
Supplemental Information	March 31, 2012 (Unaudited)

Investment Adviser Contract Approval

The Investment Advisory Agreement with the Trust was formally considered for renewal by the independent members of the Board of Trustees (the “Trustees”) at its board meeting held on February 15, 2012.  In conducting their review, the Trustees addressed a variety of factors including: a description of personnel and services provided to the Funds, investment advice and performance, brokerage practices and allocation of portfolio transactions, fees, other benefits and profitability, compliance program, and summary of key procedures regarding best execution, market timing, late trading, revenue sharing, selection of brokers soft dollars, trade allocations, trading of fund shares by insiders, affiliates and possible conflicts.

Independent counsel reviewed with the Trustees’ their general and specific responsibilities with respect to the approval of the Advisory Agreement under the Investment Company of 1940 Act.  Independent counsel reiterated to the Trustees the importance of their being fully informed, and of the care and conscientiousness with which they perform their duties in considering approval and renewal of the Advisory Agreement, which are imposed by statute and the courts.

The Trustees reviewed the services that the Adviser had provided to the Funds, including but not limited to, generally managing each Fund’s investments in accordance with its stated investment objectives and policies.  The Trustees also reviewed the Expense Reimbursement Agreement provided in their materials.

The Trustees discussed the cost of the services provided by the Adviser.  The Trustees noted that the Adviser is responsible for the payment of all expenses (other than direct Fund expenses) necessary to execute its duties and responsibilities under the Advisory Agreement.  As part of their analysis, the Board reviewed an analysis of advisory and total fees and found the fees reasonable for the services provided.

In considering the nature, extent and quality of the services provided by the Adviser, the Board considered a presentation by the Adviser and written materials provided in advance of the meeting describing the portfolio management, shareholder communication, and regulatory compliance services provided by the Adviser to the Funds, as well as the Adviser’s financial condition.  The Adviser also explained marketing efforts to increase the assets of the Funds in order to lower the total expenses to shareholders.

The Board compared the performance of the Funds to their benchmark indices over various periods of time and concluded that the performance of the Funds supported the continuation of the Advisory Agreement.  The Board noted that in addition to the absolute performance of the Funds, the Board noted that the Funds adhered to their investment style.

The Trustees reviewed comparative fee information for funds similar in nature to the Giant 5 Funds.  The Trustees concluded that the management fee of the Fund was consistent with the fees reviewed.  The Trustees also considered comparative information regarding administrative or service fees, as well as overall expense ratios.

Based on their review and consideration of all such matters the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above, the Board of Trustees concluded that the Investment Advisory Agreement enables the Funds to obtain high quality services at a cost that is appropriate, reasonable and in the best interests of investors.  Following an executive session with independent counsel and without management present, the Trustees approved the renewal of the Investment Advisory Agreement and determined the compensation payable under such Agreement to be fair and reasonable.

The Board’s conclusions were based on comprehensive consideration of all information presented to them and not the result of any single controlling factor.

Giant 5 Funds
Trustees and Officers Information	March 31, 2012 (Unaudited)

Non-Interested Trustees

Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Trusteeships
Name, Address	Held	and Length of	Principal Occupation(s)	Overseen	Held by
and Age	with Fund	Time Served	During Past 5 Years	by Trustee	Trustee

Lance J. Baller	Trustee	Indefinite; since	CEO and CFO, Iofina plc	2	Director,
128 South Tejon Street, Suite 150		January18, 2006	(2010 to present), former		Iofina plc
Colorado Springs, CO 80903			Finance Director of Iofina plc
Age: 38			(2007 to 2010), former CFO
Iofina Natural Gas, Inc., Iofina,
Inc. and Iofina Chemical, Inc.,
a producer of Iodine and
Natural Gas; Managing Partner
of Shoreline Equity Partners,
Inc., a merger and acquisition
consulting company (2004 to
present); President, Baller
Enterprises, Inc., (2004 to
present); President, Ultimate
Investments Corporation,
Inc., (1993 to present);
Managing Partner and
portfolio manager of Elevation
Capital Management, LLC
(2005 to 2010); Co-Chairman,
Eagle: XM, a marketing
company (2005 to 2009).

Eric Scot Griffin	Trustee	Indefinite; since	Owner and Executive	2	None
128 South Tejon Street, Suite 150		January18, 2006	Director, Pure Ocean Pacific,
Colorado Springs, CO 80903			LLC, a provider of sea water
Age: 46			based organic specialty
trace elements mineral rich
product (2005 to present);
Instructor, Atascadero
Unified School District (2004
to present); Owner and
Project Manager of PD-17
Subdivision Development,
(2000 to 2007).

Kevin J. Trigueiro	Trustee	Indefinite; since	Broker/Owner, The Kastle	2	None
128 South Tejon Street, Suite 150		January18, 2006	Group, LLC (2006 to
Colorado Springs, CO 80903			present).
Age: 45

Continued

Giant 5 Funds
Trustees and Officers Information	March 31, 2012 (Unaudited)

Interested Trustee* and Officer

Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Trusteeships
Name, Address	Held	and Length of	Principal Occupation(s)	Overseen	Held by
and Age	with Fund	Time Served	During Past 5 Years	by Trustee	Trustee

Michael Willis	Trustee,	Indefinite; since	President of The Willis	2	None
128 South Tejon Street, Suite 150	President,	January18, 2006	Group, Inc. (2004 to present).
Colorado Springs, CO 80903	Treasurer
Age: 45	and
Secretary

Executive Officer

	Position(s)	Term of Office
Name, Address	Held	and Length of	Principal Occupation(s)
and Age	with Fund	Time Served	During Past 5 Years

LuAnn Hanson	Chief	Indefinite; since	Chief Financial Officer,
128 South Tejon Street, Suite 150	Compliance	July 2, 2007	Doss Aviation, Inc. (2012 to
Colorado Springs, CO 80903	Officer		present); Chief Financial
Age: 52			Officer, RadiantBlue
Technologies, Inc.
(2009 to 2012); Chief
Financial Officer and
Vice President of Finance,
Celis Semiconductor
Corporation (2005 to 2009).

*	Mr. Willis may be deemed an “interested person” of the Trust as that term is defined in the 1940 Act because of his ownership and control, and service as an officer and employee of the Adviser.

The Trust’s President, Treasurer, and Secretary hold office until the next annual meeting of the Trustees and until their respective successors are chosen and qualified or if before then, until he or she dies, resigns, is removed or becomes disqualified.  Additional information about the Trustees is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-888-5GIANT5.

Invest in the Essentials. Invest for Life.TM

Capital Markets	Real Estate	Bonds	Energy	Raw Materials

Funds distributed by UMB Distribution Services, LLC

GIANT5.COM
© 2011 Giant 5 Funds, Colorado

ITEM 2. CODE OF ETHICS.

(a)
The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  A copy of this code of ethics is incorporated by reference to the Registrant’s Form N-CSR filed June 6, 2011.

(b)
During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Lance Baller, who is “independent” for purposes of this Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)      Audit Fees

-------------------------------------	-----------------------------------
March 31, 2012	March 31, 2011
-------------------------------------	-----------------------------------
$25,000	$25,000
-------------------------------------	-----------------------------------

Such fees represent the aggregate fees billed for the fiscal years ended March 31, 2011 and March 31, 2010 for professional services rendered by Cohen Fund Audit Services, Ltd. for the audit of the registrant's annual financial statements.

(b)      Audit-Related Fees

-------------------------------------	-----------------------------------
March 31, 2012	March 31, 2011
-------------------------------------	-----------------------------------
$0	$0
-------------------------------------	-----------------------------------

Such fees represent the fees billed for the fiscal years ended March 31, 2012 and March 31, 2011 for services rendered by Cohen Fund Audit Services, Ltd. in connection with its review of the unaudited semi-annual financial statements for the six months ended September 30, 2011 and September 30, 2010, respectively.

(c)      Tax Fees

-------------------------------------	-----------------------------------
March 31, 2012	March 31, 2011
-------------------------------------	-----------------------------------
$4,000	$4,000
-------------------------------------	-----------------------------------

"Tax fees" shown in the table above were for services provided by Cohen Fund Audit Services, Ltd. in relation to the preparation of excise filings and income tax returns.

(d)      All Other Fees

-------------------------------------	-----------------------------------
March 31, 2012	March 31, 2011
-------------------------------------	-----------------------------------
$0	$0
-------------------------------------	-----------------------------------

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

This information is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Incorporated by reference to the Registrant’s Form N-CSR filed June 6, 2011.

(a)(2) Certifications pursuant to rule 30a-2(a) are attached hereto.

(a)(3) Not Applicable

(b)    Certifications pursuant to rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giant 5 Funds

/s/Michael G. Willis
Michael G. Willis
President
(Principal Executive Officer and Principal Financial Officer)

6/7/12
Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

/s/Michael G. Willis
Michael G. Willis
President
(Principal Executive Officer)

6/7/12
Date

/s/Michael G. Willis
Michael G. Willis
(Principal Financial Officer)

6/7/12
Date